CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 40,491	¥ 281,891	¥ 269,771	¥ 209,130
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for doubtful accounts	1,298	9,037	159	1,485
Inventory write-down	10,941	76,169	38,725	42,313
Share-based compensation	10,799	75,183	75,862	58,231
Depreciation and amortization	17,251	120,096	72,175	50,615
Amortization of issuance cost of convertible senior notes	2,379	16,563	0	0
Deferred income tax	(2,411)	(16,786)	(22,944)	(3,391)
Loss on disposal of property and equipment	501	3,489	2,063	1,056
Gain on disposal of investment	0	0	0	(5,464)
Share of (income) loss in equity method investment	(685)	(4,768)	996	1,265
Impairment loss of investments	1,296	9,021	9,021	6,227
Exchange (gain) loss	1,542	10,729	4,949	(391)
Changes in operating assets and liabilities:
Accounts receivable	(35,595)	(247,806)	(462,121)	(457,012)
Inventories	(45,977)	(320,086)	(307,045)	(106,807)
Advances to suppliers	(5,635)	(39,232)	(77,195)	(13,154)
Prepayments and other current assets	(14,470)	(100,738)	(80,644)	(77,235)
Amounts due from related parties	1,860	12,947	56,525	(50,023)
Operating lease right-of-use assets	3,513	24,456	0	0
Other non-current assets	(1,574)	(10,959)	(11,978)	(3,064)
Accounts payable	(3,500)	(24,369)	302,808	54,547
Notes payable	26,419	183,923	(21,230)	(67,140)
Income tax payables	2,758	19,202	32,344	14,609
Amounts due to related party	(1,034)	(7,198)	13,994	0
Accrued expenses and other current liabilities	34,835	242,521	5,263	175,129
Operating lease liabilities	(1,708)	(11,889)	0	0
Net cash provided by (used in) operating activities	43,294	301,396	(98,502)	(169,074)
Cash flows from investing activities:
Purchases of property and equipment	(13,110)	(91,266)	(123,014)	(267,028)
Purchases of short-term investments	(220,062)	(1,532,028)	0	(272,614)
Maturity of short-term investments	110,025	765,969	256,079	0
Purchase of long-term time deposits	(30,394)	(211,599)	0	0
Additions of intangible assets	(8,850)	(61,611)	(85,724)	(36,383)
Purchases of land use right	0	0	0	(45,810)
Investment in equity investees	(2,370)	(16,500)	(17,385)	0
Net cash received (paid) for business combination	1,951	13,584	0	(17,031)
Cash received for disposal of equity investees	0	0	7,608	1,143
Loan to an equity investee without readily determinable fair value	0	0	0	(1,440)
Net cash provided by (used in) investing activities	(162,810)	(1,133,451)	37,564	(639,163)
Cash flows from financing activities:
Payment for public offering costs	0	0	0	(8,562)
Proceeds from short-term borrowings	131,661	916,603	780,123	329,392
Repayment of short-term borrowings	(132,769)	(924,313)	(515,923)	(157,392)
Proceeds from long-term borrowings	0	0	63,306	0
Repayment of long-term borrowings	(9,971)	(69,415)	0	0
Capital contribution from NCI	646	4,500	0	0
Proceeds from exercises of stock options	245	1,705	3,719	4,267
Proceeds from issuance of convertible senior notes, net of issuance cost paid	265,420	1,847,802	0	0
Proceeds from ADS lending	1	9	0	0
Net cash provided by financing activities	255,233	1,776,891	331,225	167,705
Net increase (decrease) in cash, cash equivalents and restricted cash	135,717	944,836	270,287	(640,532)
Cash, cash equivalents and restricted cash, beginning of year	83,722	582,855	293,657	968,151
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(127)	(881)	18,911	(33,962)
Cash, cash equivalents and restricted cash, end of year	219,312	1,526,810	582,855	293,657
Restricted cash	54,922	382,359	125,515	48,848
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	219,312	582,855	582,855	293,657
Supplemental disclosure of cash flow information:
Cash paid for interest	5,398	37,578	12,992	3,054
Cash paid for income tax	9,872	68,728	55,553	43,034
Supplemental disclosures of non-cash investing and financing activities:
Unpaid public offering costs	107	742	0	0
Receivable from disposal of equity investees	0	0	0	7,608
Purchases of property and equipment included in payables	$ 8	¥ 59	¥ 2,534	¥ 0